SCHEDULE OF TAXES PAYABLE (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Income tax payable	$ 1,934,270	$ 1,686,790
Other tax payable	735,276	685,856
Total tax payable	$ 2,669,546	$ 2,372,646